Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	45 Months Ended	52 Months Ended	60 Months Ended	98 Months Ended	117 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000248589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Artificial Intelligence ETF
C000248590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Durable Growth ETF
C000224885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform 500 ETF
C000237925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform Supply Chain ETF
C000228741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TCW Transform Systems ETF
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%				17.64%	15.17%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%				17.64%		15.80%
Morningstar® US Large Cap Select TR USD Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%			12.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	22.14%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		12.93%